Results (Tables)	6 Months Ended
Jun. 30, 2020
Results
Summary of R&D expenditure by program

	Six months ended June 30,
	2020	2019
	(Euro, in thousands)
Filgotinib program	€(65,541)	€(30,406)
Ziritaxestat program	(29,790)	(41,668)
OA program on GLPG1972	(12,499)	(9,733)
Toledo program	(37,557)	(11,869)
AtD program on MOR106	(9,518)	(12,460)
CF program	(176)	(1,793)
Other programs	(110,797)	(69,638)
Total R&D expenditure	€(265,877)	€(177,567)